Income tax and social contribution - Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax bases - Assets
Tax bases - Assets	R$ 74,766	R$ 26,432
Income tax - 25%	R$ 18,692	6,608
Income tax rate (as percent)	25.00%
Social contribution - 9%	R$ 6,728	2,379
Social contribution (as percent)	9.00%
Income tax and social contribution - assets	R$ 25,420	8,987
Tax bases - Liabilities
Tax bases - Liabilities	(561,273)	(98,246)
Income tax - 25%	R$ (140,318)	(24,562)
Income tax rate (as percent)	25.00%
Social contribution - 9%	R$ (50,515)	(8,842)
Social contribution (as percent)	9.00%
Income tax and social contribution - liabilities	R$ (190,833)	(33,404)
Tax loss and negative basis
Tax bases - Assets
Tax bases - Assets	25,304	17,962
Temporary differences in another jurisdiction
Tax bases - Assets
Tax bases - Assets	25,770	8,470
Tax bases - Liabilities
Tax bases - Liabilities	(436,602)	(52,384)
Provisions - temporary differences
Tax bases - Assets
Tax bases - Assets	23,692
Tax bases - Liabilities
Tax bases - Liabilities	R$ (124,671)	R$ (45,862)